Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company has three reportable segments consisting of Retail Annuities, Institutional Products, and Closed Life and Annuity Block; plus, its Corporate and Other segment. These segments reflect how the Company’s chief operating decision maker views and manages the business. The following is a brief description of the Company’s reportable segments.

Retail Annuities

The Company’s Retail Annuities segment offers a variety of retirement income and savings products through its diverse suite of products, consisting primarily of variable annuities, fixed index annuities, fixed annuities, payout annuities, and registered index-linked annuities ("RILA"). These products are distributed through various wirehouses, insurance brokers and independent broker-dealers, as well as through banks and financial institutions, primarily to high net-worth investors and the mass and affluent markets.

The Company’s variable annuities represent an attractive option for retirees and soon-to-be retirees, providing access to equity market appreciation and add-on benefits, including guaranteed lifetime income. A fixed index annuity is designed for investors who desire principal protection with the opportunity to participate in capped upside investment returns linked to a reference market index. The Company also provides access to guaranteed lifetime income as an add-on benefit. A fixed annuity is a guaranteed product designed to build wealth without market exposure, through a crediting rate that is likely to be superior to interest rates offered from banks or money market funds. A RILA product offers customers exposure to market returns through market index-linked investment options, subject to a cap, and offers a variety of guarantees designed to modify or limit losses.

The financial results of the variable annuity business within the Company’s Retail Annuities segment are largely dependent on the performance of the contract holder account value, which impacts both the level of fees collected and the benefits paid to the contract holder. The financial results of the Company’s fixed annuities, including the fixed option on variable annuities, RILA and fixed index annuities, are largely dependent on the Company’s ability to earn a spread between earned investment rates on general account assets and the interest credited to contract holders.

Institutional Products

The Company’s Institutional Products consist of traditional Guaranteed Investment Contracts ("GICs"), funding agreements (including agreements issued in conjunction with the Company’s participation in the U.S. Federal Home Loan Bank ("FHLB") program) and medium-term note funding agreements. The Company’s GIC products are marketed to defined contribution pension and profit-sharing retirement plans. Funding agreements are marketed to institutional investors, including corporate cash accounts and securities lending funds, as well as money market funds, and are issued to the FHLB in connection with its program.

The financial results of the Company’s institutional products business are primarily dependent on the Company’s ability to earn a spread between earned investment rates on general account assets and the interest credited on GICs and funding agreements.

Closed Life and Annuity Blocks

The Company's Closed Life and Annuity Blocks segment is primarily composed of blocks of business that have been acquired since 2004. The segment includes various protection products, primarily whole life, universal life, variable universal life, and term life insurance products, as well as fixed, fixed index, and payout annuities. The Closed Life and Annuity Blocks segment also includes a block of group payout annuities that we assumed from John Hancock Life Insurance Company (USA) (“John Hancock”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) through reinsurance transactions in 2018 and 2019, respectively. The Company historically offered traditional and interest-sensitive life insurance products but discontinued new sales of life insurance products in 2012, as we believe opportunistically acquiring mature blocks of life insurance policies is a more efficient means of diversifying our in-force business than selling new life insurance products.
The profitability of the Company’s Closed Life and Annuity Blocks segment is largely driven by its historical ability to appropriately price its products and purchase appropriately priced blocks of business, as realized through underwriting, expense and net gains (losses) on derivatives and investments, and the ability to earn an assumed rate of return on the assets supporting that business.

Corporate and Other

The Company’s Corporate and Other segment primarily consists of the operations of its investment management subsidiary, PPM, VIE’s, and unallocated corporate income and expenses. The Corporate and Other segment also includes certain eliminations and consolidation adjustments.

Segment Performance Measurement

Segment operating revenues and pretax adjusted operating earnings are non-GAAP financial measures that management believes are critical to the evaluation of the financial performance of the Company’s segments. The Company uses the same accounting policies and procedures to measure segment pretax adjusted operating earnings as used in its reporting of consolidated net income. Its primary measure is pretax adjusted operating earnings, which is defined as net income recorded in accordance with U.S. GAAP, excluding certain items that may be highly variable from period to period due to accounting treatment under U.S. GAAP, or that are non-recurring in nature, as well as certain other revenues and expenses which are not considered to drive underlying performance. Operating revenues and pretax adjusted operating earnings should not be used as a substitute for revenues and net income as calculated in accordance with U.S. GAAP.

Pretax adjusted operating earnings equals net income adjusted to eliminate the impact of the following items:

1.Net Hedging Results: Comprised of: (i) fees attributed to guaranteed benefits; (ii) changes in the fair value of freestanding derivatives used to manage the risk associated with market risk benefits and other guaranteed benefit features; (iii) the movements in reserves, market risk benefits, guaranteed benefit features accounted for as embedded derivative instruments, and related claims and benefit payments; (iv) amortization of the balance of unamortized deferred acquisition costs at the date of transition to current accounting guidance on January 1, 2021 associated with items excluded from pretax adjusted operating earnings prior to transition; and (v) the impact on the valuation of Guaranteed Benefits and Net Hedging Results arising from changes in underlying actuarial assumptions. These items are excluded from pretax adjusted operating earnings as they may vary significantly from period to period due to near-term market conditions and therefore are not directly comparable or reflective of the underlying performance of our business. We believe this approach appropriately removes the impact to both revenue and related expenses associated with Guaranteed Benefits and Net Hedging Results and provides investors a better picture of the drivers of our underlying performance.

2.Net Realized Investment Gains and Losses: Comprised of: (i) realized investment gains and losses associated with the periodic sales or disposals of securities, excluding those held within our trading portfolio; and (ii) impairments of securities, after adjustment for the non-credit component of the impairment charges. These items are excluded from pretax adjusted operating earnings as they may vary significantly from period to period due to near-term market conditions and therefore are not directly comparable or reflective of the underlying performance of our business. We believe this approach provides investors a better picture of the drivers of our underlying performance.

3.Change in Value of Funds Withheld Embedded Derivative and Net investment income on funds withheld assets: Comprised of: (i) the change in fair value of funds withheld embedded derivatives; and (ii) net investment income on funds withheld assets related to funds withheld reinsurance transactions. These items are excluded from pretax adjusted operating earnings as they are not reflective of the underlying performance of our business. We believe this approach provides investors a better picture of the drivers of our underlying performance.
4.Other items: Comprised of: (i) the impact of investments that are consolidated in our financial statements due to U.S. GAAP accounting requirements, such as our investments in collateralized loan obligations ("CLOs"), but for which the consolidation effects are not consistent with our economic interest or exposure to those entities, and (ii) one-time or other non-recurring items, such as costs relating to our separation from Prudential. These items are excluded from pretax adjusted operating earnings as they are not reflective of the underlying performance of our business. We believe this approach provides investors a better picture of the drivers of our underlying performance.

5.Income taxes.

Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions, recast for the adoption of LDTI for 2022 and 2021):

For the Year Ended December 31, 2022	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,108	$474	$—	$52	$4,634
Premiums	10	134	—	—	144
Net investment income	403	706	312	65	1,486
Income (loss) on operating derivatives	17	31	(22)	14	40
Other income	42	35	—	8	85
Total Operating Revenues	4,580	1,380	290	139	6,389

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	61	734	—	—	795
Interest credited on other contract holder funds, net of deferrals	253	412	201	—	866
(Gain) loss from updating future policy benefits cash flow assumptions, net	(4)	(24)	—	—	(28)
Interest expense	32	—	5	76	113
Operating costs and other expenses, net of deferrals	2,174	130	5	123	2,432
Amortization of deferred acquisition costs	557	11	—	—	568
Total Operating Benefits and Expenses	3,073	1,263	211	199	4,746

Pretax Adjusted Operating Earnings	$1,507	$117	$79	$(60)	$1,643

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,636	$492	$—	$65	$5,193
Premiums	15	145	—	—	160
Net investment income	692	950	260	55	1,957
Income (loss) on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	8	94
Total Operating Revenues	5,442	1,698	257	160	7,557

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6	752	—	—	758
Interest credited on other contract holder funds, net of deferrals	225	419	188	—	832
(Gain) loss from updating future policy benefits cash flow assumptions, net	(8)	80	—	—	72
Interest expense	22	—	—	15	37
Operating costs and other expenses, net of deferrals	2,456	179	5	147	2,787
Amortization of deferred acquisition costs	557	13	—	—	570
Total Operating Benefits and Expenses	3,258	1,443	193	162	5,056

Pretax Adjusted Operating Earnings	$2,184	$255	$64	$(2)	$2,501

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,806	$513	$—	$88	$4,407
Premiums	27	172	—	—	199
Net investment income	956	778	355	(35)	2,054
Income (loss) on operating derivatives	48	58	—	21	127
Other income	30	25	1	8	64
Total Operating Revenues	4,867	1,546	356	82	6,851

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	142	906	—	—	1,048
Interest credited on other contract holder funds, net of deferrals and amortization	477	436	250	—	1,163
Interest expense	27	—	16	45	88
Operating costs and other expenses, net of deferrals	2,158	187	5	134	2,484
Amortization of deferred acquisition costs	57	17	—	20	94
Total Operating Benefits and Expenses	2,861	1,546	271	199	4,877

Pretax Adjusted Operating Earnings	$2,006	$—	$85	$(117)	$1,974

Intersegment eliminations in the above tables are included in the Corporate and Other segment. This includes the elimination of investment income, net of deferred acquisition costs amortization (prior to the adoption of LDTI in 2021) , between Retail Annuities and the Corporate and Other segments. This also includes the elimination from fee income, investment income, and operating costs and other expenses, of investment fees paid by Jackson Financial subsidiaries to its affiliate PPM, which was $74 million, $69 million, and $78 million for the years ended December 31, 2022, 2021 and 2020.
The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the U.S. GAAP measure of total revenues attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating revenues	6,389	7,557	$6,851
Fees attributed to guarantee benefit reserves	3,077	2,855	2,509
Net gains (losses) on derivatives and investments	(878)	(5,519)	(6,578)
Net investment income (loss) related to noncontrolling interests	43	262	(3)
Consolidated investments	(22)	17	(25)
Net investment income on funds withheld assets	1,254	1,188	792
Total revenues (1)	$9,863	$6,360	$3,546
(1) Substantially all the Company's revenues originated in the U.S. There were no individual customers that exceeded 10% of total revenues.

The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the U.S. GAAP measure of total benefits and expenses attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating benefits and expenses	4,746	5,056	$4,877
Net (gain) loss on market risk benefits	(3,536)	(3,966)	—
Benefits attributed to guaranteed benefit features	261	137	150
Amortization of DAC related to non-operating revenues and expenses	658	737	(1,252)
SOP 03-1 reserve movements	—	—	164
Athene reinsurance transaction	—	—	2,082
Other items	—	51	16
Total benefits and expenses	$2,129	$2,015	$6,037

The following table summarizes the reconciling items, net of deferred acquisition costs, from the non-GAAP measure of pretax adjusted operating earnings to the U.S. GAAP measure of net income attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Pretax adjusted operating earnings	$1,643	$2,501	$1,974
Non-operating adjustments income (loss):
Fees attributable to guarantee benefit reserves	3,077	2,855	2,509
Net movement in freestanding derivatives	(2,744)	(5,674)	(4,662)
Market risk benefits gains (losses), net	3,536	3,966	—
Net reserve and embedded derivative movements	(222)	(141)	(3,184)
Amortization of DAC associated with non-operating items	(658)	(737)	1,261
Assumption changes	—	—	128
Guaranteed benefits and net hedging results	2,989	269	(3,948)
Net realized investment gains (losses)	(359)	182	377
Net realized investment gains (losses) on funds withheld assets	2,186	(21)	440
Net investment income on funds withheld assets	1,254	1,188	792
Loss on funds withheld reinsurance transaction	—	—	(2,082)
Other items	(22)	(36)	(41)
Pretax income (loss) attributable to Jackson Financial Inc.	7,691	4,083	(2,488)
Income tax expense (benefit)	1,505	666	(854)
Net income (loss) attributable to Jackson Financial Inc.	$6,186	$3,417	$(1,634)
The following table summarizes total assets by segment (in millions recast for the adoption of LDTI):

	December 31,
	2022	2021
Retail Annuities	$269,972	$328,469
Closed Life and Annuity Blocks	28,961	32,342
Institutional Products	10,175	10,713
Corporate and Other	5,875	5,833
Total Assets	$314,983	$377,357